Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Apexigen measured at fair value on a recurring basis
The following tables set forth Apexigen’s financial instruments that Apexigen measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$18,526	$—	$—	$18,526
Commercial paper	—	5,498	—	5,498
Corporate debt securities	—	4,512	—	4,512
Government debt securities	—	1,503	—	1,503
Asset backed securities	—	1,404	—	1,404

Total	$18,526	$12,917	$—	$31,443

Financial liability:
Preferred stock warrant liability	$—	$—	$2	$2

Total	$—	$—	$2	$2

	June 30, 2022
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$10,538	$—	$—	$10,538
U.S. treasury securities	5,991	—	—	5,991
Government debt securities	—	3,990	—	3,990

Total	$16,529	$3,990	$—	$20,519

Financial liability:
Preferred stock warrant liability	$—	$—	$2	$2

Total	$—	$—	$2	$2

The following tables set forth Apexigen’s financial instruments that Apexigen measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$18,201	$—	$—	$18,201
U.S. treasury securities	2,500	—	—	2,500
Commercial paper	—	21,881	—	21,881
Corporate debt securities	—	7,494	—	7,494
Asset backed securities	—	3,307	—	3,307

Total	$20,701	$32,682	$—	$53,383

Financial liability:
Preferred stock warrant liability	$—	$—	$2	$2

Total	$—	$—	$2	$2

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$18,526	$—	$—	$18,526
Commercial paper	—	5,498	—	5,498
Corporate debt securities	—	4,512	—	4,512
Government debt securities	—	1,503	—	1,503
Asset backed securities	—	1,404	—	1,404

Total	$18,526	$12,917	$—	$31,443

Financial liability:
Preferred stock warrant liability	$—	$—	$2	$2

Total	$—	$—	$2	$2

Summary of fair value of Apexigen's marketable securities and the gross unrealized holding gains and losses
The following tables summarize the estimated fair value of Apexigen’s marketable securities and the gross unrealized holding gains and losses (in thousands):

	December 31, 2021
	Amortized Cost	Unrealized		Estimated Fair Value
		Gains	Losses
Cash and cash equivalents:
Cash	$4,917	$—	$—	$4,917
Money market funds	18,526	—	—	18,526

Total cash and cash equivalents	$23,443	$—	$—	$23,443

Marketable securities:
Commercial paper	$5,498	$—	$—	$5,498
Corporate debt securities	4,515	—	(3)	4,512
Government debt securities	1,503	—	—	1,503
Asset backed securities	1,405	—	(1)	1,404

Total marketable securities	$12,921	$—	$(4)	$12,917

	June 30, 2022
	Amortized Cost	Unrealized		Estimated Fair Value
		Gains	Losses
Cash and cash equivalents:
Cash	$1,106	$—	$—	$1,106
Money market funds	10,538	—	—	10,538

Total cash and cash equivalents	$11,644	$—	$—	$11,644

Marketable securities:
U.S. treasury securities	$5,995	$—	$(4)	$5,991
Government debt securities	4,003	—	(13)	3,990

Total marketable securities	$9,998	$—	$(17)	$9,981

The following tables summarize the estimated fair value of Apexigen’s marketable securities and the gross unrealized holding gains and losses (in thousands):

	December 31, 2020
	Amortized Cost	Unrealized		Estimated Fair Value
		Gains	Losses
Cash and cash equivalents:
Cash	$7,083	$—	$—	$7,083
Money market funds	18,201	—	—	18,201

Total cash and cash equivalents	$25,284	$—	$—	$25,284

Marketable securities:
U.S. treasury securities	$2,499	$1	$—	$2,500
Commercial paper	21,881	—	—	21,881
Corporate debt securities	7,492	2	—	7,494
Asset backed securities	3,307	—	—	3,307

Total marketable securities	$35,179	$3	$—	$35,182

	December 31, 2021
	Amortized Cost	Unrealized		Estimated Fair Value
		Gains	Losses
Cash and cash equivalents:
Cash	$4,917	$—	$—	$4,917
Money market funds	18,526	—	—	18,526

Total cash and cash equivalents	$23,443	$—	$—	$23,443

Marketable securities:
Commercial paper	$5,498	$—	$—	$5,498
Corporate debt securities	4,515	—	(3)	4,512
Government debt securities	1,503	—	—	1,503
Asset backed securities	1,405	—	(1)	1,404

Total marketable securities	$12,921	$—	$(4)	$12,917